Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Cost of inventories recognised as expense during period	$ 1,159,727	$ 1,062,228
Write-downs (recovery of cost of sales)	2,308	3,553
Manitoba [Member]
Inventories [Line Items]
Write-downs (recovery of cost of sales)	$ 2,308	4,110
Peru [Member]
Inventories [Line Items]
Write-downs (recovery of cost of sales)		$ (557)